Related Party (Sound Concepts Inc.)	11 Months Ended
Nov. 30, 2018
Sound Concepts, Inc. [Member]
Related Party

Note 8. Related Party

Lease

The Company’s lessor is JMCC Properties, which is an entity owned and controlled by the same owners and officers of the Company During the years ended December 31, 2017 and 2016, the Company has incurred $256,000 and $239,000, respectively, representing the rental expenses of the office building. During the eleven months ended November 30, 2018 and 2017, the Company has incurred a total of $239,000 and $235,000, respectively, representing the rental expenses of the office building.

The balance due to JMCC Properties was $0 as of November 30, 2018, and was $21,000 and $0 as of December 31, 2017 and 2016, respectively. The balance was included within accrued expenses in the accompanying balance sheet.

Advances

The Company periodically extends advances to officers, employees, and related parties of the Company. There are no formal agreements for these advances, the advances are unsecured and due on demand and, accordingly, are included as a current asset on the accompanying balance sheet.

As of November 30, 2018, December 31, 2017 and 2016, the balance due from the officer/related party was $20,000, $46,000, and $32,000, respectively.